Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Gross premiums written	$ 839.8	$ 797.5	$ 3,977.0	$ 3,739.4
Reinsurance premiums ceded	(247.5)	(293.3)	(1,435.2)	(1,509.9)
Net premiums written	592.3	504.2	2,541.8	2,229.5
Change in net unearned premiums	191.4	95.6	(608.5)	(488.7)
Net premiums earned	783.7	599.8	1,933.3	1,740.8
Net investment income	44.6	45.9	132.3	140.0
Net realized and unrealized investment gains/(losses)	(27.4)	6.2	(4.1)	18.8
Total revenues	800.9	651.9	2,061.5	1,899.6
Expenses
Losses and loss adjustment expenses	351.9	180.7	868.3	906.6
Policy acquisition expenses (includes The Fidelis Partnership commissions of $96.8 and $254.1 (2025: $87.1 and $236.1))	335.3	266.4	831.0	752.3
General and administrative expenses	29.5	27.2	88.0	71.5
Corporate and other expenses	0.3	0.0	3.0	1.2
Net foreign exchange (gains)/losses	(2.0)	1.7	2.0	2.2
Financing costs	12.5	15.1	39.8	33.1
Total expenses	727.5	491.1	1,832.1	1,766.9
Income before income taxes	73.4	160.8	229.4	132.7
Income tax expense	(11.7)	(30.3)	(15.3)	(25.0)
Net income	61.7	130.5	214.1	107.7
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	(62.6)	10.5	(100.1)	47.1
Reclassification of net realized losses/(gains) recognized in net income	2.7	(1.3)	3.4	(2.9)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	11.0	(1.8)	18.0	(8.6)
Total other comprehensive income/(loss)	(48.9)	7.4	(78.7)	35.6
Comprehensive income	$ 12.8	$ 137.9	$ 135.4	$ 143.3
Per share data
Earnings per common share (in USD per share)	$ 0.75	$ 1.25	$ 2.48	$ 1.00
Earnings per diluted common share (in USD per share)	$ 0.74	$ 1.24	$ 2.46	$ 0.99
Weighted average common shares outstanding (in shares)	81,899,656	104,370,380	86,384,660	108,156,265
Weighted average diluted common shares outstanding (in shares)	83,022,195	105,006,130	87,162,021	108,635,908